Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Global Technology Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Canada 0.5%
Shopify, Inc., Class A(a)	180,541	10,325,140
China 0.2%
Alibaba Group Holding Ltd., ADR(a)	15,111	1,202,080
Hesai Group, ADR(a)	176,498	1,332,560
Tencent Holdings Ltd.	30,900	1,222,847
Total		3,757,487
France 0.2%
Capgemini SE	27,135	4,733,869
Germany 0.5%
SAP SE, ADR	91,835	11,978,957
Ireland 1.2%
Accenture PLC, Class A	93,165	28,501,037
Israel 0.2%
Global-e Online Ltd.(a)	134,159	4,805,575
Japan 0.7%
Keyence Corp.	31,000	15,028,115
Netherlands 4.2%
ASML Holding NV	83,850	60,617,681
NXP Semiconductors NV	130,462	23,365,744
STMicroelectronics NV, Registered Shares	289,932	12,594,646
Total		96,578,071
Norway 0.1%
SmartCraft ASA(a)	1,522,872	2,785,022
South Korea 1.1%
Samsung Electronics Co., Ltd.	460,673	24,715,320
Taiwan 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	389,000	38,351,510
United States 87.9%
Activision Blizzard, Inc.(a)	174,145	13,966,429
Adobe, Inc.(a)	75,275	31,449,142
Advanced Micro Devices, Inc.(a)	297,163	35,127,638
Airbnb, Inc., Class A(a)	53,319	5,852,827
Akamai Technologies, Inc.(a)	50,384	4,641,374
Alphabet, Inc., Class A(a)	831,001	102,105,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Amazon.com, Inc.(a)	593,277	71,537,341
Amphenol Corp., Class A	125,814	9,492,666
Analog Devices, Inc.	147,424	26,195,771
ANSYS, Inc.(a)	41,541	13,442,252
Apple, Inc.	1,385,163	245,520,142
Applied Materials, Inc.	282,986	37,722,034
Arista Networks, Inc.(a)	83,657	13,915,505
Atlassian Corp., Class A(a)	65,116	11,772,322
Autodesk, Inc.(a)	40,695	8,114,176
Automatic Data Processing, Inc.	40,896	8,546,855
BILL Holdings, Inc.(a)	46,642	4,831,178
Block, Inc., Class A(a)	62,271	3,760,546
Booking Holdings, Inc.(a)	4,420	11,088,763
Broadcom, Inc.	117,398	94,852,888
Cadence Design Systems, Inc.(a)	84,911	19,606,799
CDW Corp.	51,791	8,891,997
Cisco Systems, Inc.	425,665	21,142,781
Comcast Corp., Class A	101,399	3,990,051
Corning, Inc.	120,455	3,711,219
CoStar Group, Inc.(a)	36,946	2,933,512
Crowdstrike Holdings, Inc., Class A(a)	115,731	18,532,005
Electronic Arts, Inc.	51,582	6,602,496
Endeavor Group Holdings, Inc., Class A(a)	154,579	3,481,119
EPAM Systems, Inc.(a)	3,182	816,565
Fidelity National Information Services, Inc.	122,932	6,708,399
Fiserv, Inc.(a)	81,421	9,134,622
Flywire Corp.(a)	167,381	5,028,125
Fortinet, Inc.(a)	260,428	17,795,045
Global Payments, Inc.	60,835	5,942,971
HP, Inc.	142,126	4,130,182
Intel Corp.	323,572	10,173,104
Intuit, Inc.	67,500	28,290,600
Keysight Technologies, Inc.(a)	61,714	9,985,325
KLA Corp.	29,703	13,158,132
Lam Research Corp.	119,497	73,693,800
Marvell Technology, Inc.	565,455	33,073,463
MasterCard, Inc., Class A	142,433	51,990,894
2	Columbia Global Technology Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Match Group, Inc.(a)	73,428	2,533,266
Meta Platforms, Inc., Class A(a)	111,309	29,465,719
Microchip Technology, Inc.	147,998	11,138,329
Micron Technology, Inc.	141,126	9,624,793
Microsoft Corp.	754,387	247,733,147
MongoDB, Inc.(a)	32,356	9,505,869
Motorola Solutions, Inc.	51,946	14,644,616
MSCI, Inc.	4,413	2,076,449
NetApp, Inc.	162,099	10,755,269
Netflix, Inc.(a)	40,042	15,825,800
NVIDIA Corp.	387,155	146,476,223
Oracle Corp.	229,961	24,362,068
Palo Alto Networks, Inc.(a)	77,159	16,464,959
Paycom Software, Inc.	19,462	5,451,890
PayPal Holdings, Inc.(a)	110,243	6,833,964
QUALCOMM, Inc.	145,992	16,556,953
Salesforce, Inc.(a)	119,179	26,622,205
SBA Communications Corp.	24,789	5,497,704
ServiceNow, Inc.(a)	42,304	23,046,373
Sharecare, Inc.(a)	636,062	947,732
Shift4 Payments, Inc., Class A(a)	63,246	3,966,789
Snowflake, Inc., Class A(a)	65,047	10,756,172
Splunk, Inc.(a)	34,797	3,454,994
Synopsys, Inc.(a)	156,613	71,252,651
Take-Two Interactive Software, Inc.(a)	36,234	4,990,509
TE Connectivity Ltd.	75,528	9,250,669
Common Stocks (continued)
Issuer	Shares	Value ($)
Tesla, Inc.(a)	76,840	15,669,981
Texas Instruments, Inc.	109,099	18,970,134
Thoughtworks Holding, Inc.(a)	198,366	1,634,536
T-Mobile US, Inc.(a)	73,748	10,121,913
Trade Desk, Inc. (The), Class A(a)	95,377	6,684,020
Tyler Technologies, Inc.(a)	11,560	4,588,858
Uber Technologies, Inc.(a)	410,166	15,557,596
Veeva Systems Inc., Class A(a)	17,769	2,944,323
VeriSign, Inc.(a)	73,460	16,405,087
Visa, Inc., Class A	269,344	59,533,104
Visteon Corp.(a)	59,240	7,913,279
Walt Disney Co. (The)(a)	76,089	6,692,788
Western Digital Corp.(a)	98,927	3,831,443
Workday, Inc., Class A(a)	24,474	5,188,243
Total		2,017,718,565
Total Common Stocks (Cost $776,049,332)		2,259,278,668

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	30,492,213	30,476,967
Total Money Market Funds (Cost $30,478,346)		30,476,967
Total Investments in Securities (Cost $806,527,678)		2,289,755,635
Other Assets & Liabilities, Net		5,280,086
Net Assets		$2,295,035,721

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	28,853,973	173,046,663	(171,419,300)	(4,369)	30,476,967	2,395	791,845	30,492,213
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Global Technology Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2023 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Global Technology Growth Fund | Third Quarter Report 2023

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3QT234_08_N01_(07/23)